Intangible Assets Other Than Goodwill - Schedule of Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Year One	$ 3,004
Year Two	3,004
Year Three	3,004
Year Four	3,004
Year Five	2,037
Thereafter	32,050
Total intangible assets net book value	$ 46,103	$ 46,193